SCHEDULE OF OPERATING LEASE COSTS (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022	Mar. 31, 2021
Total lease cost	$ 21,831	$ 305,680	$ 45,009	$ 465,500	$ 585,015	$ 495,272
General and Administrative Expense [Member]
Total lease cost	21,831	305,680	45,009	465,500	585,015	495,272
Depreciation and Amortization [Member]
Total lease cost
Interest Expense [Member]
Total lease cost